PRUCO LIFE INSURANCE COMPANY
Pruco Life Flexible Premium Variable Annuity Account
A Prudential Financial Company
751 Broad Street, Newark, NJ 07102-3777

PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY B SERIESSM (“B SERIES”)
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY L SERIESSM (“L SERIES”)
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY C SERIESSM (“C SERIES”)
(For Annuities issued on or after February 10, 2014)
Flexible Premium Deferred Annuities Offering Highest Daily Lifetime® Income v3.0 Optional Living Benefits and Legacy Protection Plus Optional Death Benefit

Updating Summary Prospectus
May 1, 2022
You should read this Summary Prospectus carefully, particularly the section titled Important Information You Should Consider About the Annuity.
An updated prospectus for the Prudential Premier Retirement Variable Annuity B SeriesSM, L SeriesSM and C SeriesSM Annuity Contract is currently available online, which contains more information about the contract, including its features, benefits, and risks. You can find the prospectus and other information about the contract online at https://www.prudential.com/Premier-BLC-HighestDailyLife-v3.0. You can also obtain this information at no cost by calling 1-888-PRU-2888 or by sending an email request to service@prudential.com.
This Summary Prospectus incorporates by reference the Prudential Premier Retirement Variable Annuity B SeriesSM, L SeriesSM and C SeriesSM prospectus and Statement of Additional Information (SAI), both dated May 1, 2022, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

GLOSSARY OF TERMS
Many terms used within this summary prospectus are described within the text where they appear. Not all the descriptions of those terms are repeated in this Glossary of Terms.
Account Value: The total value of all allocations to the Sub-accounts and/or the Market Value Adjustment Options on any Valuation Day. The Account Value is determined separately for each Sub-account and for each Market Value Adjustment Option, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each Market Value Adjustment Option will be calculated using a Market Value Adjustment factor, if applicable.
Annual Income Amount: The annual amount of income for which you are eligible for life under the optional living benefits.
Annuity Year: The first Annuity Year begins on the Issue Date and continues through and includes the day immediately preceding the first anniversary of the Issue Date. Subsequent Annuity Years begin on the anniversary of the Issue Date and continue through and include the day immediately preceding the next anniversary of the Issue Date.
Fixed Allocation: An allocation of Account Value that is to be credited a fixed rate of interest for a specified Guarantee Period during the accumulation period. Please see the separate prospectus covering the Fixed Allocations with Market Value Adjustments or MVAs.
Guarantee Period: The period of time during which we credit a fixed rate of interest to a Market Value Adjustment Option.
Investment Option: A Sub-account or Market Value Adjustment Option available as of any given time to which Account Value may be allocated.
Marked Value Adjustment: A Market Value Adjustment used in the determination of Account Value of each Fixed Allocation on any day other than the Maturity Date of such Fixed Allocation. Please see the separate prospectus covering the MVA Fixed Allocations.
Market Value Adjustment Options: Investment Options to which a fixed rate of interest is credited for a specified Guarantee Period and to which a Market Value Adjustment may apply. The Market Value Adjustment Options consist of (a) the DCA Market Value Adjustment Option used with our 6 or 12 Month DCA Program and (b) the “Long-Term Market Value Adjustment Options”, under which Guarantee Periods of different yearly lengths are offered. Please see the separate prospectus covering the Market Value Adjusted Fixed Allocation Investment Option.
Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or individual named as having ownership rights in relation to the Annuity. In certain states, with an Annuity issued as a certificate under a group annuity contract, the “Owner” refers to the person or entity that has the rights and benefits designated to the “participant” in the certificate. Thus, an Owner who is a participant has rights that are comparable to those of the Owner of an individual annuity contract.
Permitted Sub-accounts: The Sub-accounts, as determined by us, to which you can allocate amounts if you elect an optional living benefit or death benefit. The Permitted Sub-accounts available with an optional living benefit may be different from the Permitted Sub-accounts available with the optional death benefit.
Purchase Payment: A cash consideration in currency of the United States of America given to us in exchange for the rights, privileges, and benefits of the Annuity.
Portfolio: Any underlying mutual fund which may be selected as an investment option by the Owner. The terms “Fund” and “Portfolio” are used interchangeably. Some of the Portfolios use the term “Fund” and others use the term “Portfolio” in their respective prospectuses.
Separate Account: Refers to the Pruco Life Flexible Premium Variable Annuity Account, which holds assets associated with annuities issued by Pruco Life Insurance Company. Separate Account assets held in support of the annuities are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct.
Sub-account: A division of the Separate Account. Each Sub-account invests in a particular Portfolio.
we, us, our: Pruco Life Insurance Company.
you, your: The Owner(s) shown in the Annuity.

                                    Updating Summary Prospectus 1

UPDATED INFORMATION ABOUT YOUR CONTRACT
Please see below for a summary of changes that have been made to the contract since the date of the last statutory prospectus, April 30, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract and not all changes may be applicable to you.

•AST BlackRock Low Duration Bond Portfolio merged into AST Core Fixed Income Portfolio.
•AST BlackRock/Loomis Sayles Bond Portfolio merged into AST Core Fixed Income Portfolio.
•AST Dimensional Global Core Allocation Portfolio was liquidated.
•AST Fidelity Institutional AM Quantitative Portfolio merged into AST T. Rowe Price Asset Allocation Portfolio.
•AST Hotchkis & Wiley Large-Cap Value Portfolio was renamed AST Large-Cap Value Portfolio.
•AST MFS Large-Cap Value Portfolio merged into AST Large-Cap Value Portfolio.
•AST Prudential Core Bond Portfolio merged into AST Core Fixed Income Portfolio.
•AST QMA US Equity Alpha Portfolio merged into AST Large-Cap Core Portfolio.
•AST T. Rowe Price Large-Cap Value Portfolio merged into AST Large-Cap Value Portfolio.
•AST Western Asset Core Plus Bond Portfolio was renamed AST Core Fixed Income Portfolio.
                                    Updating Summary Prospectus 2

Important Information You Should Consider About B Series, L Series, C Series
Fees and Expenses
Charges for Early Withdrawals	For B Series: If you withdraw money from the Annuity within 7 years following your last Purchase Payment, you may be assessed a surrender charge. The maximum surrender charge is 7.0% of the Purchase Payment, and a surrender charge may be assessed up to 7 years after the last Purchase Payment under the Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.
For L Series: If you withdraw money from the Annuity within 4 years following your last Purchase Payment, you may be assessed a surrender charge. The maximum surrender charge is 7.0% of the Purchase Payment, and a surrender charge may be assessed up to 4 years after the last Purchase Payment under the Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.
For C Series: None.
For more information on early withdrawal charges, please refer to the "Fees, Charges and Deductions" section of the statutory prospectus.
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions. Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the "Fees, Charges and Deductions" section of the statutory prospectus.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract B Series L Series C Series	1.450%* 1.450%* 1.450%*	1.480%* 1.928%* 1.983%*
	Investment options	0.29%*	1.28%*
(Portfolio fees and expenses)
	Optional benefits available for an additional charge	0.65%	2.00%
(for a single optional benefit, if elected)
* Charge based on average daily assets allocated to the Sub-accounts.
Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost	Highest Annual Cost
	B Series - $1,782	B Series - $4,831
	L Series - $2,243	L Series - $5,277
	C Series - $2,294	C Series - $5,334
	Assumes:	Assumes:
	· Investment of $100,000	· Investment of $100,000
	· 5% annual appreciation	· 5% annual appreciation
	· Least expensive Portfolio fees and expenses	· Most expensive combination of optional benefits and Portfolio fees and expenses
	· No optional benefits	· No sales charges
	· No sales charges	· No additional Purchase Payments, transfers or withdrawals
· No additional Purchase Payments, transfers or withdrawals
For more information on ongoing fees and expenses, please refer to the "Fee Table" section of the statutory prospectus.

                                    Updating Summary Prospectus 3

Risks
Risk of Loss	You can lose money by investing in the Annuity.
For more information on the risk of loss, please refer to the "Principal Risks of Investing in the Annuity" section of the statutory prospectus.
Not a Short-Term Investment	The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
For more information on the short-term investment risks, please refer to the "Principal Risks of Investing in the Annuity" section of the statutory prospectus.
Risks Associated with Investment Options	An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Annuity, including the fixed allocations, each of which has its own unique risks. You should review the Investment Options before making an investment decision. The fixed allocations may be subject to a Market Value Adjustment, which can be negative, causing you to lose money.
For more information on the risks associated with Investment Options, please refer to the "Principal Risks of Investing in the Annuity" section of the statutory prospectus.
Insurance Company Risks	An investment in the Annuity is subject to the risks related to Pruco Life. Any obligations (including under any fixed allocation), guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life is available upon request. Such requests can be made toll-free at 1-888-PRU-2888.
For more information on the insurance company risks, please refer to the "Principal Risks of Investing in the Annuity" section of the statutory prospectus.
Restrictions
Investments	You may make twenty (20) free transfers between Investment Options each Annuity Year. After the twentieth transfer in each Annuity Year, we will charge $10 for each additional transfer.
If you select an optional benefit, your selection of Investment Options may be limited.
Pruco Life Insurance Company reserves the right to remove or substitute Portfolios as Investment Options.
We may impose limitations on an investment professional's or investment advisor's ability to request financial transactions on your behalf.
For more information on investment and transfer restrictions, please refer to the "Fees, Charges and Deductions" section, "Appendix A," the "What is the Separate Account?" section and the "Financial Professional Permission to Forward Transaction Instructions" section of the statutory prospectus.

Optional Benefits	You may be able to obtain an optional benefit, which may require additional charges. If you elect to purchase an optional benefit, we will deduct an additional charge on a quarterly basis from your Account Value allocated to the Sub-accounts. The charge for the optional benefit is deducted in addition to the insurance charge due to the increased insurance risk associated with the optional benefit. Any withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.
For more information on optional benefits under the Annuity, please refer to the "Benefits Available Under the Annuity" section of the statutory prospectus.
Taxes
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59½.

For more information on tax implications, please refer to the "Tax Considerations" section of the statutory prospectus.
Conflicts of Interest
Investment Professional Compensation	Investment professionals may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment. This compensation is paid in the form of commissions, based on your investments in the Annuity.
For more information on investment professional compensation, please refer to the "Who Distributes Annuities Offered By PRUCO Life?" section of the statutory prospectus.
Exchanges	Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. This Annuity is no longer sold.
For more information on exchanges, please refer to the "Who Distributes Annuities Offered By PRUCO Life?" section of the statutory prospectus.
                                    Updating Summary Prospectus 4

APPENDIX A - PORTFOLIOS AVAILABLE UNDER THE ANNUITY
The following is a list of Portfolios available under the Annuity. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://www.prudential.com/Premier-BLC-HighestDailyLife-v3.0. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email request to service@prudential.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year	5-Year	10-Year
Allocation	AST Academic Strategies Asset Allocation Portfolio*, 1 First Quadrant, L.P. Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Morgan Stanley Investment Management Inc. PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC PGIM Real Estate Wellington Management Company LLP Western Asset Management Company, LLC Western Asset Management Company Limited	1.12%	12.44%	7.06%	6.40%
Allocation	AST Advanced Strategies Portfolio[1] LSV Asset Management Massachusetts Financial Services Company Pacific Investment Management Company, LLC T. Rowe Price Associates, Inc. PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC William Blair Investment Management, LLC	0.93%	13.83%	11.06%	9.87%
Allocation	AST AllianzGI World Trends Portfolio*, 1 Allianz Global Investors U.S. LLC	0.97%	11.15%	9.89%	8.14%
Allocation	AST American Funds Growth Allocation Portfolio*, ‡, 1 Capital International, Inc.	0.92%	14.74%	N/A	N/A
Allocation	AST Balanced Asset Allocation Portfolio*, 1 ClearBridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC Wellington Management Company LLP	0.86%	12.84%	10.47%	9.49%
Allocation	AST BlackRock 60/40 Target Allocation ETF Portfolio*, ‡, 1 BlackRock Financial Management, Inc.	0.75%	11.59%	N/A	N/A
Allocation	AST BlackRock 80/20 Target Allocation ETF Portfolio*, ‡, 1 BlackRock Financial Management, Inc.	0.75%	15.99%	N/A	N/A
Allocation	AST BlackRock Global Strategies Portfolio*, 1 BlackRock Financial Management, Inc. BlackRock International Limited	1.03%	11.67%	7.97%	7.07%
Allocation	AST Capital Growth Asset Allocation Portfolio*, 1 ClearBridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC Wellington Management Company LLP	0.86%	16.98%	12.39%	11.14%
Equity	AST ClearBridge Dividend Growth Portfolio*, 1 ClearBridge Investments, LLC	0.91%	26.52%	14.38%	N/A
                                    Updating Summary Prospectus 5

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year	5-Year	10-Year
Equity	AST Cohen & Steers Global Realty Portfolio*, 1 Cohen & Steers Capital Management, Inc. Cohen & Steers Asia Limited Cohen & Steers UK Limited	1.09%	26.90%	10.24%	9.48%
Equity	AST Cohen & Steers Realty Portfolio*, 1 Cohen & Steers Capital Management, Inc.	1.10%	42.85%	13.01%	12.17%
Fixed Income	AST Core Fixed Income Portfolio (formerly AST Western Asset Core Plus Bond Portfolio)*, 1 PGIM Fixed Income PGIM Limited Wellington Management Company LLP Western Asset Management Company, LLC Western Asset Management Company Limited	0.68%	-2.24%	4.28%	4.10%
Equity	AST Emerging Markets Equity Portfolio*, 1 AQR Capital Management, LLC J.P. Morgan Investment Management, Inc. Martin Currie Inc.	1.28%	0.20%	5.12%	3.07%
Allocation	AST Franklin 85/15 Diversified Allocation Portfolio*, 1 Brandywine Global Investment Management, LLC ClearBridge Investments, LLC Franklin Advisers Western Asset Management Company, LLC Western Asset Management Company Limited	1.03%	20.90%	10.27%	N/A
Fixed Income	AST Global Bond Portfolio*, 1 AllianceBernstein L.P. Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International Wellington Management Company LLP	0.84%	-1.46%	3.14%	N/A
Equity	AST Goldman Sachs Small-Cap Value Portfolio*, 1 Goldman Sachs Asset Management, L.P.	1.03%	26.64%	8.93%	11.99%
Fixed Income	AST Government Money Market Portfolio[1] PGIM Fixed Income	0.57%	0.00%	0.71%	0.35%
Fixed Income	AST High Yield Portfolio*, 1 J.P. Morgan Investment Management, Inc. PGIM Fixed Income PGIM Limited	0.85%	6.34%	5.80%	6.32%
Equity	AST International Growth Portfolio*, 1 Jennison Associates LLC Neuberger Berman Investment Advisers LLC William Blair Investment Management, LLC	1.06%	12.50%	18.03%	11.90%
Equity	AST International Value Portfolio*, 1 Lazard Asset Management LLC LSV Asset Management	1.08%	7.64%	5.75%	5.72%
Fixed Income	AST Investment Grade Bond Portfolio*, 1, 2 PGIM Fixed Income PGIM Limited	0.73%	-2.17%	5.69%	4.62%
Allocation	AST J.P. Morgan Global Thematic Portfolio[1] J.P. Morgan Investment Management, Inc.	1.04%	12.41%	10.48%	9.18%
Equity	AST J.P. Morgan International Equity Portfolio[1] J.P. Morgan Investment Management, Inc.	0.99%	11.07%	11.32%	8.35%
Allocation	AST J.P. Morgan Tactical Preservation Portfolio*, 1 J.P. Morgan Investment Management, Inc.	0.91%	7.95%	7.95%	7.01%
Equity	AST Jennison Large-Cap Growth Portfolio*, 1 Jennison Associates LLC	0.98%	15.72%	25.86%	19.48%
Equity	AST Large-Cap Core Portfolio*, 1 J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Quantitative Solutions LLC	0.80%	27.84%	14.93%	N/A
                                    Updating Summary Prospectus 6

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year	5-Year	10-Year
Equity	AST Large-Cap Value Portfolio (formerly AST Hotchkis & Wiley Large-Cap Value Portfolio)*, 1 Hotchkis and Wiley Capital Management, LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc. Wellington Management Company LLP	0.80%	29.21%	11.42%	13.44%
Equity	AST Loomis Sayles Large-Cap Growth Portfolio*, 1 Loomis, Sayles & Company, L.P.	0.91%	18.36%	21.55%	17.99%
Equity	AST MFS Global Equity Portfolio*, 1 Massachusetts Financial Services Company	1.09%	16.85%	14.20%	12.81%
Allocation	AST MFS Growth Allocation Portfolio[1] Massachusetts Financial Services Company	0.94%	14.84%	10.60%	N/A
Equity	AST MFS Growth Portfolio*, 1 Massachusetts Financial Services Company	0.96%	23.38%	24.25%	18.87%
Equity	AST Mid-Cap Growth Portfolio*, 1 Massachusetts Financial Services Company Victory Capital Management Inc.	1.05%	10.49%	18.71%	14.83%
Equity	AST Mid-Cap Value Portfolio*, 1 Massachusetts Financial Services Company Victory Capital Management Inc. Wellington Management Company LLP	0.97%	33.63%	8.59%	12.34%
Allocation	AST Preservation Asset Allocation Portfolio*, 1 ClearBridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC Wellington Management Company LLP	0.87%	6.24%	7.31%	6.72%
Allocation	AST Prudential Growth Allocation Portfolio[1] Jennison Associates LLC PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC PGIM Real Estate	0.87%	16.70%	9.57%	9.57%
Allocation	AST Quantitative Modeling Portfolio*, 1 PGIM Quantitative Solutions LLC PGIM Fixed Income PGIM Limited Jennison Associates LLC	0.99%	15.44%	11.52%	10.48%
Equity	AST Small-Cap Growth Opportunities Portfolio*, 1 Victory Capital Management Inc. Wellington Management Company LLP	1.04%	-1.35%	15.69%	14.91%
Equity	AST Small-Cap Growth Portfolio*, 1 Emerald Mutual Fund Advisers Trust UBS Asset Management (Americas) Inc.	0.99%	4.54%	18.03%	15.08%
Equity	AST Small-Cap Value Portfolio*, 1 Boston Partners Global Investors, Inc Goldman Sachs Asset Management, L.P. Hotchkis & Wiley Capital Management, LLC J.P. Morgan Investment Management, Inc.	1.05%	31.52%	7.57%	11.77%
Allocation	AST T. Rowe Price Asset Allocation Portfolio[1] T. Rowe Price Associates, Inc. T. Rowe Price International Ltd	0.87%	12.41%	10.80%	9.70%
Allocation	AST T. Rowe Price Growth Opportunities Portfolio[1] T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited T. Rowe Price International, Ltd. T. Rowe Price Japan, Inc.	0.98%	15.71%	12.78%	N/A
                                    Updating Summary Prospectus 7

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year	5-Year	10-Year
Equity	AST T. Rowe Price Large-Cap Growth Portfolio*, 1 T. Rowe Price Associates, Inc.	0.88%	17.11%	24.63%	20.03%
Equity	AST T. Rowe Price Natural Resources Portfolio*, 1 T. Rowe Price Associates, Inc.	0.99%	23.80%	5.40%	3.67%
Equity	AST Wellington Management Hedged Equity Portfolio*, 1 Wellington Management Company LLP	1.02%	12.06%	9.23%	8.79%
Fixed Income	AST Western Asset Emerging Markets Debt Portfolio Western Asset Management Company, LLC Western Asset Management Company Limited	1.03%	-3.05%	4.07%	N/A
Equity	PSF Small-Cap Stock Index Portfolio - Class I PGIM Quantitative Solutions LLC	0.38%	26.34%	12.10%	14.20%
Equity	PSF Stock Index Portfolio - Class I PGIM Quantitative Solutions LLC	0.29%	28.28%	18.13%	16.23%

(1)
These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract Owner’s Account Value daily and, if necessary, will systematically transfer amounts among Investment Options. The formula transfers funds between the Sub-accounts for those variable annuity contracts and an AST bond Portfolio Sub-account (those AST bond Portfolios are not available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your contract. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Sub-accounts and the AST bond Sub-account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:
(a)a Portfolio’s investment performance could be adversely affected by requiring a subadviser to purchase and sell securities at inopportune times or by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategy;
(b)the subadviser may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and
(c)a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.
The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Before you allocate to the Sub-account with the AST Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.

(2)	Please note that you may not allocate Purchase Payments to the AST Investment Grade Bond Portfolio or the target date bond Portfolios (e.g., AST Bond Portfolio 2025).
*	This information includes annual expenses that reflect temporary fee reductions.
‡	Please see additional information below regarding certain Portfolios.
AST American Funds Growth Allocation Portfolio This Portfolio is available on newly issued contracts with an application signed date on or after April 30, 2018.
AST BlackRock 60/40 Target Allocation ETF Portfolio This Portfolio is available for Annuities issued based on applications signed on or after November 18, 2019.
AST BlackRock 80/20 Target Allocation ETF Portfolio This Portfolio is available for Annuities issued based on applications signed on or after November 18, 2019.
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the Portfolios of the Advanced Series Trust (AST). AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the Portfolios of AST. PGIM Investments LLC manages each of the Portfolios of the Prudential Series Fund (PSF).

                                    Updating Summary Prospectus 8

LIMITATIONS WITH OPTIONAL LIVING BENEFITS
As a condition of electing any Highest Daily Lifetime Income v3.0 benefit, we limit the Investment Options to which you may allocate your Account Value, as set forth in the Permitted Sub-accounts table below. Please note that the DCA Market Value Adjustment Options described in this prospectus are also available if you elect an optional living benefit.
Permitted Sub-accounts

AST Academic Strategies Asset Allocation Portfolio	AST Franklin 85/15 Diversified Allocation Portfolio
AST Advanced Strategies Portfolio	AST J.P. Morgan Global Thematic Portfolio
AST AllianzGI World Trends Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
AST American Funds Growth Allocation Portfolio	AST MFS Growth Allocation Portfolio
AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Prudential Growth Allocation Portfolio
AST BlackRock 80/20 Target Allocation ETF Portfolio	AST T. Rowe Price Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST Capital Growth Asset Allocation Portfolio	AST Wellington Management Hedged Equity Portfolio
LIMITATIONS WITH OPTIONAL DEATH BENEFIT
As a condition of electing Legacy Protection Plus, we limit the Investment Options to which you may allocate your Account Value. We offer two groups of “Permitted Sub-accounts”.
Group I Legacy Protection Plus Permitted Sub-accounts:
Under Group I, your allowable Investment Options are more limited, but you are not subject to mandatory quarterly rebalancing.
AST Academic Strategies Asset Allocation Portfolio*
AST Advanced Strategies Portfolio*
AST AllianzGI World Trends Portfolio*
AST Balanced Asset Allocation Portfolio*
AST BlackRock Global Strategies Portfolio*
AST Capital Growth Asset Allocation Portfolio*
AST Franklin 85/15 Diversified Allocation Portfolio*
AST J.P. Morgan Global Thematic Portfolio*
AST J.P. Morgan Tactical Preservation Portfolio*
AST MFS Growth Allocation Portfolio*
AST Preservation Asset Allocation Portfolio*
AST Prudential Growth Allocation Portfolio*
AST Quantitative Modeling Portfolio*
AST T. Rowe Price Asset Allocation Portfolio*
AST T. Rowe Price Growth Opportunities Portfolio*
AST Wellington Management Hedged Equity Portfolio*
Group II Legacy Protection Plus Permitted Sub-accounts (“Custom Portfolios Program”)
Under Group II, you have a larger number of allowable Investment Options compared to Group I but you are subject to certain restrictions and mandatory quarterly rebalancing. Specifically:
(a)you must allocate at least 30% of your Account Value to one or more of the fixed income Sub-accounts listed below:
AST Core Fixed Income Portfolio*
AST Global Bond Portfolio*
(b) you may allocate up to 70% of your Account Value to the Sub-accounts listed below.
AST Academic Strategies Asset Allocation Portfolio*
AST Advanced Strategies Portfolio*
AST AllianzGI World Trends Portfolio*
AST Balanced Asset Allocation Portfolio*
AST BlackRock Global Strategies Portfolio*
AST Capital Growth Asset Allocation Portfolio*
AST ClearBridge Dividend Growth Portfolio*
AST Cohen & Steers Global Realty Portfolio*
AST Cohen & Steers Realty Portfolio*
AST Emerging Markets Equity Portfolio*
AST Franklin 85/15 Diversified Allocation Portfolio*
                                    Updating Summary Prospectus 9

AST Goldman Sachs Small-Cap Value Portfolio*
AST Government Money Market Portfolio*
AST High Yield Portfolio*
AST International Growth Portfolio*
AST International Value Portfolio*
AST Jennison Large-Cap Growth Portfolio*
AST J.P. Morgan Global Thematic Portfolio*
AST J.P. Morgan Tactical Preservation Portfolio*
AST Large-Cap Core Portfolio*
AST Large-Cap Value Portfolio*
AST Loomis Sayles Large-Cap Growth Portfolio*
AST MFS Global Equity Portfolio*
AST MFS Growth Allocation Portfolio*
AST MFS Growth Portfolio*
AST Mid-Cap Growth Portfolio*
AST Mid-Cap Value Portfolio*
AST Preservation Asset Allocation Portfolio*
AST Prudential Growth Allocation Portfolio*
AST Quantitative Modeling Portfolio*
AST Small-Cap Growth Opportunities Portfolio*
AST Small-Cap Growth Portfolio*
AST Small-Cap Value Portfolio*
AST T. Rowe Price Asset Allocation Portfolio*
AST T. Rowe Price Growth Opportunities Portfolio*
AST T. Rowe Price Large-Cap Growth Portfolio*
AST T. Rowe Price Natural Resources Portfolio*
AST Wellington Management Hedged Equity Portfolio*
AST Western Asset Emerging Markets Debt Portfolio*
PSF Small-Cap Stock Index Portfolio - Class I
PSF Stock Index Portfolio - Class I
*All of the Portfolios listed above in both Groups I and II may be impacted by a predetermined mathematical formula utilized by Portfolios offered with optional living benefits to manage the guarantees offered in connection with such optional benefits. Please see Appendix A above for information about the potential impact of the formula on the Portfolios.
Please note that the DCA Market Value Adjustment Options described in this prospectus are also available if you elect the optional death benefit.
With respect to the Group II Legacy Protection Plus Permitted Sub-accounts, we will automatically re-balance your Sub-accounts on your quarterly anniversary (each successive three-month anniversary of Legacy Protection Plus Benefit Effective Date), so that the percentages allocated to each Sub-account remain the same as those in effect on the immediately preceding benefit quarter-end. Between quarter-ends, you may reallocate your Account Value among the available Permitted Sub-accounts within Group II. If you do so, the next quarterly rebalancing will restore the percentages to those of your most recent reallocation and not the immediately preceding benefit quarter-end.
If you participate in the Custom Portfolios Program, you may not participate in an optional Automatic Rebalancing Program. We may modify or terminate the Custom Portfolios Program at any time. Any such modification or termination will (i) be implemented only after we have notified you in advance, (ii) not affect the guarantees you had accrued under the optional death benefit or your ability to continue to participate in the optional death benefit, and (iii) not require you to transfer Account Value out of any Sub-account in which you participated immediately prior to the modification or termination.

Edgar Contract Identifier C000133832	PPRT30DPROS-USP
                                    Updating Summary Prospectus 10